Summary Prospectus

February 29, 2016, as supplemented through July 6, 2016

American Independence

U.	S. Inflation-Protected Fund

Institutional	|	FFIHX	|	026762229
Class A	|	FNIHX	|	026762237
Class C	|	FCIHX	|	026762575
Premier	|	AIIPX	|	026762278

The Fund’s statutory Prospectus and Statement of Additional Information dated February 29, 2016, as supplemented through July 6, 2016, are incorporated into and made part of this Summary Prospectus by reference. Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at www.americanindependence.com. You can also get this information at no cost by calling 866-410-2006 or by sending an e-mail request to info@americanindependence.com.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Click here to view the fund’s statutory prospectus
or statement of additional information

FUND SUMMARY – AMERICAN INDEPENDENCE U.S. INFLATION-PROTECTED FUND

(formerly, the AI U.S. Inflation-Protected Fund)

Investment Objective.

The American Independence U.S. Inflation-Protected Fund’s (the “Fund”) objective is to provide investors with a high level of total return in excess of inflation as may be consistent with the preservation of capital.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 56 of the Fund’s Prospectus.

	Institutional				Premier
	Class	Class A	Class C		Class
	Shares	Shares	Shares		Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as
a percentage of offering price at the time of purchase)	None	4.25%	None		None
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds,
whichever is less)	None	None	1.00	%(1)	None

Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)

Management Fee	0.40%	0.40%	0.40%		0.40%
Distribution and Service (12b-1) Fees	None	0.45%	1.00%		None
Shareholder Servicing Fees	None	None	None		0.15%
Other Expenses	0.29%	0.29%	0.29%		0.29%
Total Annual Fund Operating Expenses	0.69%	1.14%	1.69%		0.84%
Fee Waivers and Expense Reimbursements(2)	-0.37%	-0.37%	-0.37%		-0.37%
Net Annual Fund Operating Expenses After Fee Waivers
and Expense Reimbursements(2)	0.32%	0.77%	1.32%		0.47%

(1)	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.
(2)	RiskX Investments, LLC (“RiskX Investments” or the “Adviser”) has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2017 in order to keep the Total Annual Fund Operating Expenses at 0.32%, 0.77%, 1.32% and 0.47% of the Fund’s average net assets for the Institutional Class shares, Class A shares, Class C shares and Premier Class shares, respectively. The contractual expense limitation does not apply to any taxes, brokerage commissions, interest on borrowings, acquired fund fees, extraordinary expenses, or short sale dividend and interest expenses. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund’s operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	Year	3 Years	5 Years 10 Years
Institutional Class Shares	$33		$184	$348	$824
Class A Shares	$500		$737	$992	$1,721
Class C Shares	$238		$497	$883	$1,967
Premier Class Shares	$48		$231	$430	$1,003

For the share class listed below, you would pay the following if you did not redeem your shares:

	1	Year	3 Years	5 Years 10 Years
Class C Shares	$134		$497	$883	$1,967

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended, October 31, 2015, the Fund’s portfolio turnover rate was 200% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. The Fund seeks to provide investors with a high level of total return in excess of inflation as may be consistent with the preservation of capital by outperforming the Barclays Capital U.S. Treasury Inflation Protected Securities (“TIPS”) 1–30 Year Index. Under normal market conditions:

  At least 80% of the Fund's net assets, plus borrowings for investment purposes, will be invested in inflation-indexed securities that are denominated in U.S. dollars and derivative instruments denominated in U.S. dollars whose returns are linked to the inflation rate; and
  The Fund will invest in derivatives as a substitute for direct investment in inflation-indexed securities.

Main types of securities in which the Fund may invest:

  U.S. inflation-linked securities
  Derivative securities (consisting of exchange-traded U.S. government bond futures and options on interest rates or U.S. government bonds)
  U.S. government and agency securities that are not indexed to inflation

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the level of risk you are willing to take. The Fund is not intended to be a complete investment program. You could lose money by investing in the Fund. A summary of the principal risks of investing in the Fund can be found below:

Fixed-Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Generally, fixed-income securities will decrease in value if interest rates rise and will increase in value if interest rates decline. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Interest Rate and Duration Risk. The Fund's share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund. Longer-term securities are subject to greater interest rate risk. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with a shorter average fund duration.

Deflation Risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the Fund will be subject to deflation risk. The principal of TIPS is adjusted upwards and downwards with the change in the seasonally unadjusted CPI index (of urban consumers). There can be no assurance that the inflation index used will accurately measure the actual rate of inflation. At maturity, TIPS pay out the uplifted principal value or original par value, whichever is the greater. However, principal values can be adjusted downwards and even below par value prior to maturity during periods of deflation. Therefore, the fund is subject to deflation risk. Correspondingly, the fund may benefit during periods of inflation.

Credit Risk. The issuer of a fixed-income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation which could result in a loss to the Fund.

U.S. Government Obligations Risk. U.S. government securities are subject to market and interest rate risk, as well as varying degrees of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities may have less credit risk than U.S. government securities not supported by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Derivatives Risk. Derivatives may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, derivatives expose the Fund to risks of mispricing or improper valuation.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 39.6%) and could increase brokerage commission costs.

Management Risk. The Fund is subject to management risk, because it is an actively managed investment portfolio, and may not achieve its objective if the sub-adviser’s expectations regarding particular securities or markets are not met.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1-, 5- and 10-year periods compare with those of the Fund’s benchmark, the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index. The Fund has been in existence since January 2, 2001, but until May 8, 2008, the Fund was organized as the U.S. Inflation-Indexed Portfolio of the former FFTW Funds.

Past performance (before and after taxes) does not indicate how a Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class Shares and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A shares and Class C shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.americanindependence.com or by calling the Fund at 1-888-266-8787. The Fund’s 30-day yield may be obtained by calling 1-888-266-8787.

AMERICAN INDEPENDENCE U.S. INFLATION-PROTECTED FUND PERFORMANCE BAR CHART AND TABLE

YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31

AVERAGE ANNUAL TOTAL RETURNS
For the Period Ended December 31, 2015

	1	Year	5 Years	10 Years
Institutional Class Shares
Return Before Taxes	-1.60%		2.41%	4.03%
Return After Taxes on Distributions	-1.66%		1.35%	2.66%
Return After Taxes on Distributions and sale of shares	-0.91%		1.54%	2.70%
Class A Shares (Return Before Taxes)	-6.12%		1.10%	3.26%
Class C Shares (Return Before Taxes)	-3.48%		1.49%	3.57%
Premier Class Shares (Return Before Taxes)	-1.80%		2.25%	3.88%
Barclays U.S. Treasury Inflation Protected Securities
(TIPS) Index (reflects no deduction for fees, expenses or taxes)	-1.44%		2.55%	3.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Returns for Class A shares and Class C shares reflect the deduction of sales loads. After-tax returns for Class A shares, Class C shares and Premier Class shares, which are not shown, will vary from those shown for Institutional Class shares.

Management.

Investment Advisers.

The Adviser for the Fund is RiskX Investments, LLC (the “Adviser” or “RiskX Investments”) (formerly, American Independence Financial Services, LLC).

The Sub-Adviser for the Fund is Fischer Francis Trees & Watts, Inc.

Portfolio Management.

			Managed the
Manager Name	Primary Title		Fund Since
Cedric Scholtes	Portfolio Manager		2006

Purchase and Sale Information.

Purchase minimums
	Institutional	Class A	Class C	Premier
	Class Shares	Shares	Shares	Class Shares
Initial Purchase	$20,000,000	$5,000	$5,000	$250,000
Subsequent Purchases	$5,000	$250	$250	$5,000

How to purchase and redeem shares on any business day:

  Through Matrix Capital Group, Inc. (the “Distributor”)
  Through banks, brokers and other investment representatives
  Through retirement plan administrators and record keepers
  Purchases: by completing an application and sending a check to the Fund at the address below (an application can be obtained through the Fund’s website at www.americanindependence.com or by calling 1-888-266-8787).
  Redemptions: by calling 1-888-266-8787 or by writing to the Fund at the address below:

American Independence Funds
P.O. Box 8045
Boston, MA 02266-8045

Tax Information.

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Financial Intermediary Compensation.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.